Net borrowings - Schedule of borrowings (Parenthetical) (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2019 GBP (£)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 GBP (£)
Disclosure of detailed information about borrowings [line items]
Interest rate	2.40%	2.40%	2.40%	2.60%	3.50%
Unamortised finance costs | £	£ 63			£ 60	£ 61
Diageo Investment Corporation
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary	100.00%
€ 500 million 1.125% bonds due 2019
Disclosure of detailed information about borrowings [line items]
Notional amounts | €			€ 500
Interest rate	1.125%	1.125%	1.125%
€ 850 million 1.125% bonds due 2019
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Notional amounts | €			€ 850
Interest rate	1.125%	1.125%	1.125%
US$ 500 million 2.565% bonds due 2020
Disclosure of detailed information about borrowings [line items]
Notional amounts		$ 500
Interest rate	2.565%	2.565%	2.565%
US$ 500 million 3% bonds due 2020
Disclosure of detailed information about borrowings [line items]
Notional amounts		$ 500
Interest rate	3.00%	3.00%	3.00%
US$ 500 million floating bonds due 2020
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Notional amounts		$ 500
US$ 500 million 3% bonds due 2020
Disclosure of detailed information about borrowings [line items]
Notional amounts		$ 500
Interest rate	3.00%	3.00%	3.00%
€ 775 million 0% bonds due 2020
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Notional amounts | €			€ 775
Interest rate	0.00%	0.00%	0.00%
US$ 696 million 4.828% bonds due 2020
Disclosure of detailed information about borrowings [line items]
Notional amounts		$ 696
Interest rate	4.828%	4.828%	4.828%
€ 900 million 0.25% bonds due 2021
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Notional amounts | €			€ 900
Interest rate	0.25%	0.25%	0.25%
US$ 1,000 million 2.875% bonds due 2022
Disclosure of detailed information about borrowings [line items]
Notional amounts		$ 1,000
Interest rate	2.875%	2.875%	2.875%
US$ 300 million 8% bonds due 2022
Disclosure of detailed information about borrowings [line items]
Notional amounts		$ 300
Interest rate	8.00%	8.00%	8.00%
US$ 1,350 million 2.625% bonds due 2023
Disclosure of detailed information about borrowings [line items]
Notional amounts		$ 1,350
Interest rate	2.625%	2.625%	2.625%
€ 600 million 0.125% bonds due 2023
Disclosure of detailed information about borrowings [line items]
Notional amounts | €			€ 600
Interest rate	0.125%	0.125%	0.125%
US$ 500 million 3.5% bonds due 2023
Disclosure of detailed information about borrowings [line items]
Notional amounts		$ 500
Interest rate	3.50%	3.50%	3.50%
€ 500 million 1.75% bonds due 2024
Disclosure of detailed information about borrowings [line items]
Notional amounts | €			€ 500
Interest rate	1.75%	1.75%	1.75%
€ 500 million 0.5% bonds due 2024
Disclosure of detailed information about borrowings [line items]
Notional amounts | €			€ 500
Interest rate	0.50%	0.50%	0.50%
€ 600 million 1% bonds due 2025
Disclosure of detailed information about borrowings [line items]
Notional amounts | €			€ 600
Interest rate	1.00%	1.00%	1.00%
€ 850 million 2.375% bonds due 2026
Disclosure of detailed information about borrowings [line items]
Notional amounts | €			€ 850
Interest rate	2.375%	2.375%	2.375%
£ 500 million 1.75% bonds due 2026
Disclosure of detailed information about borrowings [line items]
Notional amounts | £	£ 500
Interest rate	1.75%	1.75%	1.75%
€ 500 million 1.5% bonds due 2027
Disclosure of detailed information about borrowings [line items]
Notional amounts | €			€ 500
Interest rate	1.50%	1.50%	1.50%
US$ 500 million 3.875% bonds due 2028
Disclosure of detailed information about borrowings [line items]
Notional amounts		$ 500
Interest rate	3.875%	3.875%	3.875%
US$ 400 million 7.45% bonds due 2035
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Notional amounts		$ 400
Interest rate	7.45%	7.45%	7.45%
US$ 600 million 5.875% bonds due 2036
Disclosure of detailed information about borrowings [line items]
Notional amounts		$ 600
Interest rate	5.875%	5.875%	5.875%
US$ 500 million 4.25% bonds due 2042
Disclosure of detailed information about borrowings [line items]
Notional amounts		$ 500
Interest rate	4.25%	4.25%	4.25%
US$ 500 million 3.875% bonds due 2043
Disclosure of detailed information about borrowings [line items]
Notional amounts		$ 500
Interest rate	3.875%	3.875%	3.875%